Fair Value - Fair Value Measurement Valuation (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2020 USD ($)	Sep. 29, 2021 $ / shares	Jul. 30, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative warrant liabilities	$ 34,294		$ 34,294			$ 22,000	$ 0
Change in fair value of derivative warrant liabilities	12,261	$ 0	12,261	$ 0
Private Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative warrant liabilities	7,700		7,700
Change in fair value of derivative warrant liabilities	$ (3,300)		$ (3,300)
Stock price (USD per share)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative warrant liabilities, measurement input | $ / shares	13.59		13.59			10.99
Stock price (USD per share) | Earnout Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout liabilities, measurement input | $ / shares	13.59		13.59		13.59	10.99
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative warrant liabilities, measurement input	0.0094		0.0094			0.0069
Risk-free interest rate | Earnout Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout liabilities, measurement input	0.0129		0.0129		0.0129	0.0100
Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative warrant liabilities, term	4 years 9 months 18 days		4 years 9 months 18 days			5 years
Expected term (in years) | Earnout Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout liabilities, earnout period	6 years 9 months 18 days		6 years 9 months 18 days		6 years 9 months 18 days	7 years
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative warrant liabilities, measurement input	0.3650		0.3650			0.3150
Expected volatility | Earnout Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout liabilities, measurement input	0.5650		0.5650		0.5650	0.5720
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative warrant liabilities, measurement input	0		0			0
Dividend yield | Earnout Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout liabilities, measurement input	0		0		0	0